NET INCOME (LOSSES) PER SHARE ("EPS")	12 Months Ended
Dec. 31, 2024
NET INCOME (LOSSES) PER SHARE ("EPS")
NET INCOME (LOSSES) PER SHARE ("EPS")

21.NET INCOME (LOSSES) PER SHARE (“EPS”)

Basic losses per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted losses per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. Basic and diluted EPS are the same for each class of ordinary share because they are entitled to the same liquidation and dividend rights.

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net (loss) income attributable to Cango Inc’s shareholders	(815,323,647)	(295,884,236)	(26,501,163)	(11,372,111)	194,721,376	26,676,721	105,093,670	14,397,774
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	201.10	72.98	170.07	72.98	135.22	135.22	72.98	72.98
Basic EPS	(4.05)	(4.05)	(0.16)	(0.16)	1.44	0.20	1.44	0.20

	For the years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B
Diluted EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net (loss) income attributable to ordinary shareholders	(815,323,647)	(295,884,236)	(26,501,163)	(11,372,111)	205,923,431	28,211,396	93,891,615	12,863,099
Reallocation of net income as a result of conversion of Class B to Class A shares	(295,884,236)	—	(11,372,111)	—	93,891,615	12,863,099
Net (loss) income attributable to ordinary shareholders for diluted EPS	(1,111,207,883)	(295,884,236)	(37,873,274)	(11,372,111)	299,815,046	41,074,495	93,891,615	12,863,099
Denominator: (millions of shares)
Number of shares used for basic EPS computation	201.10	72.98	170.07	72.98	135.22	135.22	72.98	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—	72.98	72.98	—	—
Adjustments for dilutive share options (millions of shares)	—	—	—	—	24.84	24.84	—	—
Number of shares used for diluted EPS computation	274.08	72.98	243.05	72.98	233.04	233.04	72.98	72.98
Diluted EPS	(4.05)	(4.05)	(0.16)	(0.16)	1.29	0.18	1.29	0.18
Earnings (losses) per share – ADS:
Denominator used for earnings per ADS – basic	100.55		85.04		104.10	104.10
Denominator used for earnings per ADS – diluted	137.04		121.53		116.52	116.52
(Losses) earnings per ADS – basic	(8.11)		(0.31)		2.88	0.39
(Losses) earnings per ADS – diluted	(8.11)		(0.31)		2.57	0.35